Related party transactions - Schedule of Related Party Transactions and Balances (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of transactions between related parties [line items]
Impairment charges on equity-accounted investment	$ 4,634	$ 0
Weichai Ballard JV
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in joint venture (in percent)	49.00%	49.00%
Total for all associates | Weichai Ballard JV
Disclosure of transactions between related parties [line items]
Trade and other receivables	$ 1,607	$ 3,447
Equity-accounted investment	0	8,238
Deferred revenue	1,607	1,831
Revenues	1,531	2,480
Cost of goods sold and operating expenses	974	10,997
Impairment charges on equity-accounted investment	$ 4,634	$ 0